Income (Loss) Per Common Share (Basic and Diluted EPS) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Loss from continuing operations	$ 2,897	$ (5,603)	$ 1,884	$ (4,214)	$ (3,771)	$ (249)	$ (2,109)	$ (8,453)	$ (5,036)	$ (14,582)	$ (41,931)
Redeemable Class B Senior Preferred stock deemed dividend									(1,836)	(4,480)	(4,188)
Accretion of beneficial conversion feature on Class C Convertible Preferred stock									0	(5,000)	0
Loss attributable to common stockholders, from continuing operations									(6,872)	(24,062)	(46,119)
Income (loss) from discontinued operations, net of tax	60	90	94	157	1	289	(128)	(113)	401	49	(202)
Loss attributable to common stockholders									$ (6,471)	$ (24,013)	$ (46,321)
Weighted average common shares outstanding, basic and diluted (in shares)									18,205,892	13,153,446	22,262,337
Basic and Diluted EPS
Loss from continuing operations (in dollars per share)					$ (0.36)	$ (0.10)	$ (0.24)	$ (1.15)	$ (0.38)	$ (1.83)	$ (2.07)
Income (loss) from discontinued operations (in dollars per share)					$ 0.00	$ 0.02	$ (0.01)	$ (0.01)	$ 0.02	$ 0.00	$ (0.01)
Net loss per share (in dollars per share)					$ (0.36)	$ (0.08)	$ (0.25)	$ (1.16)	$ (0.36)	$ (1.83)	$ (2.08)